Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Details of Wing Yip and its Subsidiaries

Details of Wing Yip and its subsidiaries (collectively, the “Company”) as of December 31, 2024 are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Wing Yip	April 24, 2015	Hong Kong, China	Parent	Holding company
Wing Yip GD	December 2, 2010	Guangdong, China	100	Production and sale of food
Wing Yip HN	August 12, 2020	Hainan, China	100	Production and sale of food
Wing Yip HJ(2)	August 3, 2021	Huaiji, China	100	Not yet commence business

(1)	Wing Yip HJ was voluntarily dissolved on February 23, 2024.